Business Segments	12 Months Ended
Jan. 02, 2016
Business Segments [Abstract]
Segment Reporting Disclosure [Text Block]
During the first quarter of fiscal 2016, the Company’s portfolio of brands was realigned into four operating segments, which the Company has determined to be reportable operating segments. The Company’s operating segments are determined on the basis of how the Company internally reports and evaluates financial information used to make operating decisions. The Company’s reportable operating segments are now:

•
Wolverine Outdoor & Lifestyle Group, consisting of Merrell® footwear and apparel, Cat® footwear, Hush Puppies® footwear and apparel, Chaco® footwear, Sebago® footwear and apparel, Cushe® footwear and Patagonia® footwear (included for fiscal 2014);

•	Wolverine Boston Group, consisting of Sperry® footwear and apparel, Saucony® footwear and apparel and Keds® footwear and apparel;

•	Wolverine Heritage Group, consisting of Wolverine® footwear and apparel, Bates® uniform footwear, Harley-Davidson® footwear and HyTest® safety footwear; and

•	Wolverine Multi-Brand Group, consisting of Stride Rite® footwear and apparel and the Company's multi-brand consumer-direct businesses.
The Company also reports “Other” and “Corporate” categories. The Other category consists of the Company’s leather marketing operations and sourcing operations that include third-party commission revenues. The Corporate category consists of unallocated corporate expenses, including acquisition-related integration costs and restructuring and impairment costs.
The reportable operating segment results below reflect the realignment for fiscal years 2015 and 2014.

	(unaudited)
	Fiscal Year
(In millions)	2015	2014
Revenue:
Wolverine Outdoor & Lifestyle Group	$957.5	$1,024.6
Wolverine Boston Group	942.8	906.1
Wolverine Heritage Group	370.5	369.7
Wolverine Multi-Brand Group	351.2	399.0
Other	69.6	61.7
Total	$2,691.6	$2,761.1

	(unaudited)
	Fiscal Year
(In millions)	2015	2014
Operating profit (loss):
Wolverine Outdoor & Lifestyle Group	$197.7	$216.0
Wolverine Boston Group	132.9	132.9
Wolverine Heritage Group	54.6	59.5
Wolverine Multi-Brand Group	5.2	14.3
Other	5.6	4.4
Corporate	(194.9)	(197.2)
Total	$201.1	$229.9

The reportable operating segment results below reflect the realignment for each quarter of fiscal 2015:

	(unaudited)
	Fiscal Year 2015
(In millions)	Q1	Q2	Q3	Q4	Full-year
Revenue:
Wolverine Outdoor & Lifestyle Group	$231.1	$210.3	$252.7	$263.4	$957.5
Wolverine Boston Group	234.3	240.7	222.3	245.5	942.8
Wolverine Heritage Group	81.4	79.2	87.3	122.6	370.5
Wolverine Multi-Brand Group	71.9	81.5	95.9	101.9	351.2
Other	12.7	18.4	20.7	17.8	69.6
Total	$631.4	$630.1	$678.9	$751.2	$2,691.6

	(unaudited)
	Fiscal Year 2015
(In millions)	Q1	Q2	Q3	Q4	Full-year
Operating profit (loss):
Wolverine Outdoor & Lifestyle Group	$54.7	$35.9	$59.8	$47.3	$197.7
Wolverine Boston Group	37.3	39.3	29.7	26.6	132.9
Wolverine Heritage Group	11.8	11.0	14.8	17.0	54.6
Wolverine Multi-Brand Group	(1.7)	4.2	7.2	(4.5)	5.2
Other	1.2	1.1	1.8	1.5	5.6
Corporate	(39.7)	(43.9)	(37.4)	(73.9)	(194.9)
Total	$63.6	$47.6	$75.9	$14.0	$201.1